UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	6/30/2010



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 2129730-5444

Signature, Place, and Date of Signing:

Herman Lentz, New York, NY

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                   UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549




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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
                            TITLE OF                       VALUE       SHRS OR      PUT  INVESTMENT   OTHER      vOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP      (X$1000)     PRN AMT     CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100      6270.61    271926       SOLE              NONE       271926
Alpha Natural Resources      COM              02076X102       240.65      7105       SOLE              NONE         7105
Amern Tower Corp Class A     CL A             029912AF9      5828.83    130985       SOLE              NONE       130985
Apple Computer Inc           COM              037833100       346.86      1379       SOLE              NONE         1379
Bank Of America Corp         COM              060505104      1557.35    108375       SOLE              NONE       108375
Berkshire Hathaway Cl B      CL B             084670207       878.10     11019       SOLE              NONE        11019
Cenovus Energy Inc           COM              15135U109      5688.47    220569       SOLE              NONE       220569
Chevrontexaco Corp           COM              166764100       252.78      3725       SOLE              NONE         3725
Chimera Investment Corp      COM              16934Q109        49.94     13835       SOLE              NONE        13835
Citigroup Inc                COM              172967101      1903.15    506158       SOLE              NONE       506158
Companhia Vale Do Adr        ADR              91912E105      7950.88    326525       SOLE              NONE       326525
Dht Holdings Inc             COM              Y2065G105       579.62    150550       SOLE              NONE       150550
Encana Corporation           COM              292505104      5532.50    182350       SOLE              NONE       182350
Exxon Mobil Corporation      COM              30231G102       333.29      5840       SOLE              NONE         5840
Gencor Industries Inc        COM              368678108       130.39     17200       SOLE              NONE        17200
Gramercy Capital Corp        COM              384871109       920.32    730415       SOLE              NONE       730415
Metlife Inc                  COM              59156R108      6427.85    170229       SOLE              NONE       170229
National Oilwell Varco       COM              637071101      7272.69    219918       SOLE              NONE       219918
Newcastle Investment Cp      COM              65105M108      1872.52    698702       SOLE              NONE       698702
Posco Adr                    SPON ADR         693483109      8330.63     88323       SOLE              NONE        88323
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883     11400.67    302389       SOLE              NONE       302389
Prudential Financial Inc     COM              744320102      1247.86     23255       SOLE              NONE        23255
Rentech Inc                  COM              760112102        13.96     14100       SOLE              NONE        14100
Rite Aid Corporation         COM              767754104        10.29     10500       SOLE              NONE        10500
S B A Communications Cp      COM              78388J106      5842.75    171795       SOLE              NONE       171795
Sirius Satellite Radio       COM              82967N108        22.22     23400       SOLE              NONE        23400
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     25150.35    845106       SOLE              NONE       845106
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     19229.98    876081       SOLE              NONE       876081
W P P Group Plc Adr Newf     ADR              92933H101       291.63      6230       SOLE              NONE         6230

TOTAL                                                     $125577.15

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